Summary Prospectus February 28, 2010, as supplemented April 20, 2010 Commodity Trends Strategy Fund

Investor Class:	Institutional Class:	Class C shares:	Service Class
DXCTX	DXCIX	DXSCX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://direxionfunds.com/document/regulatory_documents.html. You can also get this information at no cost by calling Fund Investor Services at 1-800-851-0511 or by sending an e-mail request to info@direxionfunds.com or from your financial intermediary. The Fund’s prospectus dated February 28, 2010, as supplemented on April 20, 2010, and statement of additional information dated February 28, 2010, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Commodity Trends Strategy Fund seeks daily investment results, before fees and expenses, that track the Alpha Financial Technologies Commodity Trends Indicator (“AFT CTI”).

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Investor		Institutional		Class C		Service
		Class		Class		shares		Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None		None
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)		None		None		1.00%		None
Redemption Fee(2)(as a percentage of amount redeemed on shares redeemed within 90 days of date of purchase, if applicable)		1.00%		1.00%		None		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees of the Fund and the Subsidiary(3)		0.85%		0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees		0.25%		None		0.75%		0.75%
Other Expenses of the Fund(1)		0.64%		0.39%		0.64%		0.64%
Shareholder Servicing Fee	0.25%		N/A		0.25%		0.25%
Acquired Fund Fees and Expenses		0.13%		0.13%		0.13%		0.13%

Total Annual Fund Operating Expenses(2)		1.87%		1.37%		2.37%		2.37%

(1)	Under an investment advisory agreement between the Trust and Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) The Fund pays the Adviser an advisory fee at an annual rate of 0.85% of the Fund’s average daily assets managed by the Adviser that are not invested in the Subsidiary. The Adviser has entered into a separate agreement with the Subsidiary pursuant to which the Subsidiary pays the Adviser an advisory fee at an annual rate of 0.85% of the Subsidiary’s average daily net assets.

(2)	The Adviser has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This agreement may be terminated at any time by the Board of Trustees.

(3)	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Class	$190	$588	$1,011	$2,190
Institutional Class	$139	$434	$750	$1,646
Class C	$338	$832	$1,353	$2,779
Service Class	$240	$739	$1,265	$2,706

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy

The Fund is managed to track the performance of the AFT CTI, an index that seeks to benefit from trends (in either direction) in the commodity futures markets. The Fund invests in a combination of commodity-linked derivatives and fixed income securities directly and/or indirectly through in its wholly-owned subsidiary (the “Subsidiary”) in order to track the investment returns of the AFT CTI within the limitations of the federal tax requirements applicable to regulated investment companies. These commodity-linked derivatives include commodity and financial futures, options and swap contracts and commodity-linked structured notes. Each of these commodity-linked derivatives may be positioned either long or short based on their prices relative to their average price over a recent period. The fixed income securities in which the Fund may invest include U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. The Fund uses the fixed-income securities as

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investments and to collaterize its commodity-linked derivative exposure on a day-to-day basis. On certain occasions, the Fund may employ leveraging techniques to match the AFT CTI.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risks of Investing in Commodity-Linked Derivatives — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.
Risks of Investing in the Subsidiary — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked derivatives investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund, as an investor in the Subsidiary, will not have the same protections offered to shareholders of other registered investment companies.
High Portfolio Turnover — The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increase net short-term capital gains and may adversely affect the Fund’s performance.
Tax Risk — The Fund intends to treat the income it derives from commodity-linked derivatives and the Subsidiary as “qualifying income” under the Internal Revenue Code of 1986, as amended, based on numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or Rafferty (which only those parties may cite as precedent). If, however, the Internal Revenue Service decides to change its position with respect to the conclusions reached in the PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a regulated investment company for tax purposes.
Risk of Tracking Error — The Fund’s return may not match the return of the AFT CTI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.
Leverage Risks — The Fund invests in derivatives, which may result in leverage. Leverage can magnify the effects of changes in the value of the Fund and make the Fund’s return more volatile, which may affect the performance of the Fund.
Derivatives Risks — Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. The Fund may also be exposed to additional risk for directly investing in derivatives, and incur larger losses and smaller gains, rather than investing in the underlying securities of a derivative.
Counterparty Risks — The Fund may invest in financial instruments, including swap agreements, that enable the Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments. Swap agreements expose the Fund to the risk that a counterparty may default and result in a loss to the Fund. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.
Risk of Non-Diversification — A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.
Risks of Options and Futures Contracts — Options and futures prices may diverge from prices of their underlying instruments. Losses may occur due to unanticipated market price movements, the lack of a liquid market for an option or futures contract at a particular time or premiums paid by a Fund.
Risks of Investing in Other Investment Companies and ETFs — Investments in the securities of other investment companies and ETFs may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
Risks of Investing in Equity Securities — Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.
Risks of Shorting Instruments — Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.
Adverse Market Conditions — The performance of the Fund is designed to correlate to the performance of an index or benchmark. As a consequence, the Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.
Risks of Volatile Markets — The performance of the Fund is designed to correlate to the performance of the AFT CTI, which follows a quantitative methodology to track the prices of a diversified portfolio of 16 traditional commodity futures contracts, or “components.” Significant short-term price movements in those components could adversely impact the performance of both the components and the Fund.
Credit Risk — The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.
Sector Risk — Sector Risk is the risk of the Fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

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Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Investor Class shares. The table shows how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns for the Fund’s other share classes would be different than the figures shown because each Class of shares has different expenses. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Commodity Trends Strategy Fund — Investor Class
Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 1.19% for the quarter ended September 30, 2009 and its lowest calendar quarter return was -5.39% for the quarter ended June 30, 2009.

Average Annual Total Returns (For the periods ended December 31, 2009)

		Since Inception
	One Year	(6/10/2008)

The Commodity Trends Strategy Fund — Investor Class
Return Before Taxes	-11.30%	-2.14%
Return After Taxes on Distributions	-12.15%	-2.79%
Return After Taxes on Distributions and Sale of Fund Shares	-7.36%	-2.19%
AFT Commodity Trends Indicator
(reflects no deduction for fees, expenses or taxes)	-9.78%	-4.16%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Management

Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager. The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:

Years of Service
Portfolio Manager	with the Adviser	Primary Title

Paul Brigandi	Since 2004	Portfolio Manager
Adam Gould	Since 2007	Portfolio Manager

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Commodity Trends Strategy Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The Fund accepts investment in the following minimum amounts:

		Subsequent
Purchase Methods	Initial Purchases	Purchases

Minimum Investment: Investor Class, Class C and Service Class Accounts	$2,500 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$1,000 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment Institutional Class Accounts	$5,000,000	$0

Tax Information

The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Funds
P.O. Box 701
Milwaukee, Wisconsin 53201